Schedule of Investments (unaudited) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks — 0.0%

Diversified Telecommunication Services — 0.0%
Telecom Italia SpA(a)		11,359	$6,486

Total Common Stocks — 0.0% (Cost — $6,502)			6,486

		Par (000)

Asset-Backed Securities — 8.0%
Aqueduct European CLO DAC, Series 2017-2X, Class E, (3 mo. Euribor + 4.40%), 4.40%, 10/15/30(b)	EUR	289	291,520
Arbour CLO IV DAC, Series 4X, Class E, (3 mo. Euribor + 5.60%), 5.60%, 01/15/30(b)		300	319,096
Ares CLO Ltd., 6.27%, 04/24/31(c)(e)	USD	500	496,420
Ares XL CLO Ltd., Series 2016-40A, Class CR, (3 mo. LIBOR US + 3.40%), 5.70%, 01/15/29(b)(c)		500	496,825
Ares XLIV CLO Ltd., Series 2017-44A, Class C, (3 mo. LIBOR US + 3.45%), 5.75%, 10/15/29(b)(c)		500	490,841
ASSURANT CLO II Ltd., Series 2018-1A, Class D, (3 mo. LIBOR US + 2.85%), 5.13%, 04/20/31(b)(c)		500	471,180
Avoca CLO XX DAC(3 mo. Euribor + 5.75%), 5.75%, 07/15/32(b)	EUR	300	316,177
Cairn CLO IV BV, Series 2014-4X, Class ERR, (3 mo. Euribor + 5.88%), 5.88%, 04/30/31(b)		200	217,355
CIFC European Funding CLO I DAC, Series 1X, Class E, (3 mo. Euribor + 5.86%), 5.86%, 07/15/32(b)		200	211,225
CVC Cordatus Loan Fund XV DAC, Series 15X, Class E, (3 mo. Euribor + 5.78%), 5.78%, 08/26/32(b)(d)		150	158,588
Dryden 36 Senior Loan Fund, Series 2014-36A, Class DR2, (3 mo. LIBOR US + 3.70%), 6.00%, 04/15/29(b)(c)	USD	500	498,974
GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 3.35%), 5.63%, 04/20/29(b)(c)		500	496,835
Harvest CLO XXII DAC, 6.11%, 01/15/32(e)	EUR	150	156,658
OCP CLO Ltd., Series 2013-4A, Class CR, (3 mo. LIBOR US + 3.96%), 6.24%, 04/24/29(b)(c)	USD	500	495,465
Octagon Investment Partners 31 LLC, Series 2017-1A, Class D, (3 mo. LIBOR US + 3.70%), 5.98%, 07/20/30(b)(c)		500	495,855

Security		Par (000)	Value

Asset-Backed Securities (continued)
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, (3 mo. LIBOR US + 3.05%), 5.31%, 07/23/31(b)(c)	USD	750	$709,495
Regatta VI Funding Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 2.70%), 4.98%, 07/20/28(b)(c)		500	475,445
Regatta X Funding Ltd., Series 2017-3A, Class D, (3 mo. LIBOR US + 2.75%), 5.05%, 01/17/31(b)(c)		250	233,621
TICP CLO VIII Ltd., Series 2017-8A, Class C, (3 mo. LIBOR US + 3.10%), 5.38%, 10/20/30(b)(c)		500	492,315
Tikehau CLO V BV, Series 5X, Class E, (3 mo. Euribor + 5.82%), 5.82%, 04/15/32(b)	EUR	150	158,412
Voya CLO Ltd., Series 2017-1A, Class C, (3 mo. LIBOR US + 3.33%), 5.63%, 04/17/30(b)(c)	USD	500	484,989

Total Asset-Backed Securities — 8.0% (Cost — $8,330,388)			8,167,291

Corporate Bonds — 64.6%

Aerospace & Defense — 1.9%
Bombardier, Inc.(c):
7.50%, 12/01/24		106	106,000
7.88%, 04/15/27		483	480,996
Global Aircraft Leasing Co. Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 09/15/24(c)(f)		73	73,730
TransDigm UK Holdings PLC, 6.88%, 05/15/26		200	215,000
TransDigm, Inc., 6.25%, 03/15/26(c)		971	1,042,611
Triumph Group, Inc., 6.25%, 09/15/24(c)		55	57,211

			1,975,548

Airlines — 0.2%
SriLankan Airlines Ltd., 7.00%, 06/25/24		200	199,302

Auto Components — 0.5%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(c):
6.25%, 05/15/26		210	221,025
8.50%, 05/15/27		255	258,187

			479,212

Banks — 0.4%
Emirates NBD PJSC (6 year USD Swap + 3.66%), 6.13%(g)(h)		200	209,500

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Kasikornbank PCL (5 year CMT + 1.70%), 3.34%, 10/02/31(g)(i)	USD	200	$199,856

			409,356

Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49		500	654,358

Building Materials — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 07/15/26(c)		232	245,050

Building Products — 0.6%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(c)		37	37,508
Builders FirstSource, Inc., 6.75%, 06/01/27(c)		15	16,163
CPG Merger Sub LLC, 8.00%, 10/01/21(c)		326	326,000
Modern Land China Co. Ltd., 12.85%, 10/25/21		200	188,000

			567,671

Capital Markets — 0.6%
Cerah Capital Ltd., 0.00%, 08/08/24(j)(k)		200	189,250
Huarong Finance Co. Ltd., Series 2019, 4.50%, 05/29/29		200	210,375
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		200	197,437

			597,062

Chemicals — 2.1%
Alpha 3 BV/Alpha US Bidco, Inc., 6.25%, 02/01/25(c)		731	734,655
Element Solutions, Inc., 5.88%, 12/01/25(c)		601	627,983
PQ Corp., 5.75%, 12/15/25(c)		527	542,810
Rock International Investment Co., 6.63%, 03/27/20		300	223,335
TPC Group, Inc., 10.50%, 08/01/24(c)		51	53,168

			2,181,951

Commercial Services & Supplies — 1.1%
ADT Security Corp., 4.88%, 07/15/32(c)		50	43,750
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(c)		12	12,505
Core & Main LP, 6.13%, 08/15/25(c)		530	528,675
GFL Environmental, Inc., 8.50%, 05/01/27(c)		60	66,525

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Mobile Mini, Inc., 5.88%, 07/01/24	USD	489	$503,670

			1,155,125

Communications Equipment — 1.1%
CommScope, Inc., 6.00%, 03/01/26(c)		448	463,590
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 9.88%, 05/01/24(c)		28	29,960
Zayo Group LLC/Zayo Capital, Inc.:
6.38%, 05/15/25		237	244,063
5.75%, 01/15/27(c)		380	388,474

			1,126,087

Construction & Engineering — 0.6%
China Singyes Solar Technologies Holdings Ltd., 6.75%, 10/17/18(a)(l)		200	167,000
Delhi International Airport Ltd., 6.45%, 06/04/29		200	211,750
frontdoor, Inc., 6.75%, 08/15/26(c)		209	228,859
SRS Distribution, Inc., 8.25%, 07/01/26(c)		27	27,540

			635,149

Construction Materials — 0.1%
Core & Main Holdings LP, (8.625% Cash or 9.38% PIK), 8.63%, 09/15/24(c)(f)		77	77,577
Performance Food Group, Inc., 5.50%, 10/15/27(c)		46	48,415

			125,992

Consumer Discretionary — 0.9%
Dun & Bradstreet Corp., 6.88%, 08/15/26(c)		283	308,470
Global A&T Electronics Ltd., 8.50%, 01/12/23		200	187,437
Viking Cruises Ltd., 5.88%, 09/15/27(c)		403	427,019

			922,926

Consumer Finance — 2.4%
Ally Financial, Inc., 8.00%, 11/01/31		331	457,607
Credit Acceptance Corp., 6.63%, 03/15/26(c)		20	21,400
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(f)	EUR	100	90,262
Refinitiv US Holdings, Inc.:
6.25%, 05/15/26(c)	USD	393	421,489
6.88%, 11/15/26	EUR	100	121,693
8.25%, 11/15/26(c)	USD	532	587,195
Springleaf Finance Corp., 6.88%, 03/15/25		110	121,206

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Verscend Escrow Corp., 9.75%, 08/15/26(c)	USD	594	$632,533

			2,453,385

Containers & Packaging — 1.2%
LABL Escrow Issuer LLC, 6.75%, 07/15/26(c)		44	45,870
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(c)		572	587,701
Trivium Packaging Finance BV(c):
5.50%, 08/15/26		200	210,240
8.50%, 08/15/27		400	432,500

			1,276,311

County/City/Special District/School District — 0.1%
European TopSoho Sarl, Series SMCP, 4.00%, 09/21/21(k)	EUR	100	101,447

Diversified Consumer Services — 0.7%
Ascend Learning LLC, 6.88%, 08/01/25(c)	USD	418	434,710
Bright Scholar Education Holdings Ltd., 7.45%, 07/31/22		200	204,708
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/26(c)		34	35,404

			674,822

Diversified Financial Services — 3.6%
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	100	127,392
Celestial Dynasty Ltd., 4.25%, 06/27/29	USD	200	200,013
CFLD Cayman Investment Ltd.:
8.63%, 02/28/21		200	204,000
8.60%, 04/08/24		200	197,937
China Huadian Overseas Development Management Co. Ltd. (5 year CMT + 4.78%), 4.00%(g)(h)		200	202,875
Fairstone Financial, Inc., 7.88%, 07/15/24(c)		12	12,533
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	103,598
Lloyds Banking Group PLC (5 year CMT + 4.82%), 6.75% (g)(h)	USD	225	233,156
Murphy Oil USA, Inc., 4.75%, 09/15/29		27	27,607
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		200	178,750
NWD MTN Ltd., 4.13%, 07/18/29		200	198,187
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(j)(k)		200	198,051
Power Finance Corp. Ltd., 3.75%, 06/18/24		200	204,122
Samba Funding Ltd., 2.75%, 10/02/24		200	198,700
Scenery Journey Ltd., 11.00%, 11/06/20		400	399,500

Security		Par (000)	Value

Diversified Financial Services (continued)
Spectrum Brands, Inc., 5.00%, 10/01/29(c)	USD	19	$19,333
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/25(c)		324	333,720
Tsinghua Unic Ltd., 4.75%, 01/31/21		200	193,162
Wanda Group Overseas Ltd., 7.50%, 07/24/22		200	195,750
Xi Yang Overseas Ltd., 4.30%, 06/05/24		200	203,808

			3,632,194

Diversified Telecommunication Services — 0.8%
CenturyLink, Inc.:
5.63%, 04/01/25		106	109,975
Series P, 7.60%, 09/15/39		28	27,300
Series U, 7.65%, 03/15/42		28	27,230
Series Y, 7.50%, 04/01/24		255	285,179
Embarq Corp., 8.00%, 06/01/36		103	101,841
Frontier Communications Corp., 8.00%, 04/01/27(c)		263	277,728

			829,253

Electric Utilities — 0.2%
Edison International, 5.75%, 06/15/27		10	11,228
ReNew Power Ltd., 6.67%, 03/12/24		200	202,562
Talen Energy Supply LLC:
6.50%, 06/01/25		6	4,560
10.50%, 01/15/26(c)		6	5,175

			223,525

Electronic Components — 0.2%
GCL New Energy Holdings Ltd., 7.10%, 01/30/21		200	188,562

Electronic Equipment, Instruments & Components — 0.4%
LG Display Co. Ltd., 1.50%, 08/22/24(k)		400	404,932

Energy Equipment & Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(c)		25	26,530
Neerg Energy Ltd., 6.00%, 02/13/22		400	394,105
Transocean, Inc., 9.00%, 07/15/23(c)		205	210,638
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27(c)		676	697,970

			1,329,243

Environmental, Maintenance, & Security Service — 0.3%
GFL Environmental, Inc., 7.00%, 06/01/26(c)		141	148,403

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Environmental, Maintenance, & Security Service (continued)
Waste Pro USA, Inc., 5.50%, 02/15/26(c)	USD	118	$121,653

			270,056

Food & Staples Retailing — 0.1%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 5.88%, 02/15/28(c)		74	78,325

Food Products — 1.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 04/15/25 (c)		72	68,940
JBS USA LUX SA/JBS USA Finance, Inc.(c):
5.75%, 06/15/25		396	412,561
6.75%, 02/15/28		375	415,195
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/29(c)		71	78,809
Knight Castle Investments Ltd., 7.99%, 01/23/21		300	167,250

			1,142,755

Health Care Equipment & Supplies — 1.8%
Avantor, Inc.(c):
6.00%, 10/01/24		626	670,778
9.00%, 10/01/25		374	418,880
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 6.63%, 05/15/22(c)		723	706,154

			1,795,812

Health Care Providers & Services — 2.5%
CHS/Community Health Systems, Inc.(c):
8.63%, 01/15/24		2	2,065
8.00%, 03/15/26		195	194,513
HCA, Inc., 5.25%, 06/15/49		500	545,422
MPH Acquisition Holdings LLC, 7.13%, 06/01/24(c)		393	362,051
Polaris Intermediate Corp., (8.50% Cash), 8.50%, 12/01/22(c)(f)		157	133,450
Surgery Center Holdings, Inc.(c):
6.75%, 07/01/25		329	295,277
10.00%, 04/15/27		31	31,465
Tenet Healthcare Corp.:
8.13%, 04/01/22		102	110,318
4.88%, 01/01/26(c)		241	247,326
6.25%, 02/01/27(c)		426	443,700
5.13%, 11/01/27(c)		165	170,503

Security		Par (000)	Value

Health Care Providers & Services (continued)
Vizient, Inc., 6.25%, 05/15/27(c)	USD	47	$50,408

			2,586,498

Health Care Technology — 0.5%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 03/01/25(c)		504	511,560

Hotels, Restaurants & Leisure — 1.8%
1011778 BC ULC/New Red Finance, Inc., 5.00%, 10/15/25(c)		778	804,491
Golden Nugget, Inc., 6.75%, 10/15/24(c)		405	412,088
Scientific Games International, Inc., 8.25%, 03/15/26(c)		117	124,119
Sisal Group SpA, 7.00%, 07/31/23	EUR	100	112,766
Studio City Finance Ltd., 7.25%, 02/11/24	USD	200	210,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(c)		12	12,420
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		85	89,072
Yum! Brands, Inc., 4.75%, 01/15/30(c)		64	66,090

			1,831,046

Household Durables — 0.6%
Alam Synergy Pte Ltd., 6.63%, 04/24/22		200	189,166
Algeco Global Finance PLC, 8.00%, 02/15/23(c)		202	201,556
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 09/15/27(c)		40	40,200
Installed Building Products, Inc., 5.75%, 02/01/28(c)		18	18,563
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24		200	205,437

			654,922

Household Products — 0.2%
Energizer Holdings, Inc., 7.75%, 01/15/27(c)		216	240,667

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Corp.:
5.38%, 01/15/23		405	410,063
5.75%, 01/15/25		124	126,170
NRG Energy, Inc.:
6.63%, 01/15/27		9	9,750
5.75%, 01/15/28		68	73,100

			619,083

Industrial Conglomerates — 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.75%, 09/15/24(c)		13	12,987

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Industrial Conglomerates (continued)
Vertiv Group Corp, (Acquired 05/09/19, cost $1,058,787)
10.00%, 06/30/24(d)(m)	USD	1,089	$1,105,335
Vertiv Group Corp.:
9.25%, 10/15/24(c)		388	373,935

			1,492,257

Insurance — 1.2%
Asahi Mutual Life Insurance Co. (5 year USD Swap + 4.59%), 6.50%(g)(h)		200	208,529
GTCR AP Finance, Inc., 8.00%, 05/15/27(c)		35	35,962
HUB International Ltd., 7.00%, 05/01/26(c)		426	437,587
Nationstar Mortgage Holdings, Inc., 9.13%, 07/15/26(c)		98	104,370
QBE Insurance Group Ltd. (10 year USD Swap + 4.40%), 5.88%, 06/17/46(g)		200	214,959
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		200	175,500

			1,176,907

Interactive Media & Services — 0.1%
Baozun, Inc., 1.63%, 05/01/24(c)(k)		103	109,559
Uber Technologies, Inc., 7.50%, 11/01/23(c)		15	15,113

			124,672

IT Services — 0.8%
21Vianet Group, Inc., 7.88%, 10/15/21		200	201,970
Banff Merger Sub, Inc., 9.75%, 09/01/26(c)		618	589,881

			791,851

Leisure Products — 0.2%
Mattel, Inc., 6.75%, 12/31/25(c)		163	170,081

Machinery — 0.5%
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24(c)		24	24,900
Manitowoc Co., Inc., 9.00%, 04/01/26(c)		21	20,580
Platin 1426 GmbH, 5.38%, 06/15/23	EUR	100	102,570
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (c)	USD	358	335,625

			483,675

Media — 5.8%
Altice Financing SA(c):
6.63%, 02/15/23		302	309,927
7.50%, 05/15/26		406	431,371
Altice France SA(c):
7.38%, 05/01/26		408	437,462
8.13%, 02/01/27		200	220,750

Security		Par (000)	Value

Media (continued)
Altice Luxembourg SA(c):
7.75%, 05/15/22	USD	200	$204,250
7.63%, 02/15/25		200	208,500
10.50%, 05/15/27		200	225,400
CCO Holdings LLC/CCO Holdings Capital Corp.(c):
5.13%, 05/01/27		471	491,606
5.38%, 06/01/29		34	36,210
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, 04/01/48		500	569,997
Clear Channel Worldwide Holdings, Inc.(c):
9.25%, 02/15/24		649	713,030
5.13%, 08/15/27		237	246,918
Connect Finco Sarl/Connect US Finco LLC, 6.75%, 10/01/26(c)(i)		242	246,538
CSC Holdings LLC, 6.50%, 02/01/29(c)		568	631,318
Entercom Media Corp., 6.50%, 05/01/27(c)		23	24,035
Intelsat Jackson Holdings SA:
5.50%, 08/01/23		322	300,394
8.50%, 10/15/24(c)		191	192,373
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28(c)		200	209,500
Ziggo Bond Co. BV, 5.88%, 01/15/25(c)		200	205,500

			5,905,079

Metals & Mining — 4.1%
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25(c)		109	114,995
China Hongqiao Group Ltd., 7.38%, 05/02/23(i)		200	197,958
Chinalco Capital Holdings Ltd.(5 year CMT + 5.79%), 4.10%(g)(h)		200	200,200
Constellium SE(c):
5.75%, 05/15/24		408	419,220
6.63%, 03/01/25		250	260,625
5.88%, 02/15/26		408	425,340
Freeport-McMoRan, Inc., 5.45%, 03/15/43		897	808,197
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24		200	189,000
New Gold, Inc., 6.25%, 11/15/22(c)		74	74,200
Novelis Corp.(c):
6.25%, 08/15/24		507	529,815
5.88%, 09/30/26		518	543,227
Vedanta Resources Finance II PLC, 8.00%, 04/23/23		250	251,250

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Vedanta Resources Ltd., 6.38%, 07/30/22	USD	200	$196,312

			4,210,339

Internet Software & Services — 0.1%
Uber Technologies, Inc., 7.50%, 09/15/27(c)		57	56,858

Oil, Gas & Consumable Fuels — 3.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 04/01/22(c)		104	103,969
California Resources Corp., 8.00%, 12/15/22(c)		3	1,485
Carrizo Oil & Gas, Inc.:
6.25%, 04/15/23		11	10,423
8.25%, 07/15/25		190	186,124
Centennial Resource Production LLC, 6.88%, 04/01/27(c)		30	29,925
Chesapeake Energy Corp.:
4.88%, 04/15/22		33	26,648
7.00%, 10/01/24		152	109,060
China Shandong International Economic & Technical Finance 1 Ltd., 4.00%, 12/21/20		200	197,000
CNX Resources Corp., 5.88%, 04/15/22		465	446,400
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(c)		207	208,290
DCP Midstream Operating LP, 6.75%, 09/15/37(c)		111	116,827
EnLink Midstream Partners LP:
5.60%, 04/01/44		16	13,080
5.05%, 04/01/45		18	14,400
Hilong Holding Ltd., 8.25%, 09/26/22		200	202,000
Kinder Morgan, Inc., 5.20%, 03/01/48		250	288,083
Murphy Oil Corp., 5.63%, 12/01/42		12	10,560
NGPL PipeCo LLC, 7.77%, 12/15/37(c)		99	128,234
Noble Holding International Ltd., 7.88%, 02/01/26(c)		114	82,080
Pacific Drilling SA, 8.38%, 10/01/23(c)		244	204,960
Parkland Fuel Corp., 5.88%, 07/15/27(c)(i)		29	30,430
QEP Resources, Inc., 5.63%, 03/01/26		24	20,707
Rowan Cos., Inc., 4.88%, 06/01/22		43	32,250
Sunoco Logistics Partners Operations LP, 5.40%, 10/01/47		250	272,777
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27		6	6,390
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28(c)		541	528,773
Transocean Poseidon Ltd., 6.88%, 02/01/27(c)		54	56,160

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
WPX Energy, Inc., 5.25%, 10/15/27	USD	27	$27,135

			3,354,170

Personal Products — 0.0%
Avon International Capital PLC, 6.50%, 08/15/22(c)(i)		14	14,508

Pharmaceuticals — 3.6%
Allergan Funding SCS, 4.75%, 03/15/45		250	264,870
Bausch Health Cos., Inc.(c):
6.13%, 04/15/25		793	821,746
5.50%, 11/01/25		185	193,575
7.00%, 01/15/28		67	72,166
7.25%, 05/30/29		86	93,938
Eagle Holding Co. II LLC, (7.75% Cash), 7.75%, 05/15/22(c)(f)		56	56,490
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23(c)		800	827,000
Luye Pharma Group Ltd., 1.50%, 07/09/24(k)(i)		400	419,000
MEDNAX, Inc., 6.25%, 01/15/27(c)		390	387,048
Nidda BondCo GmbH, 7.25%, 09/30/25	EUR	100	115,491
Par Pharmaceutical, Inc., 7.50%, 04/01/27(c)	USD	118	108,117
Rossini Sarl, 6.75%, 10/30/25	EUR	100	120,129
WuXi AppTec Co. Ltd., 0.00%, 09/17/24(j)(k)	USD	200	209,779

			3,689,349

Plastics — 0.1%
Pearl Holding III Ltd., 9.50%, 12/11/22		200	145,000

Professional Services — 0.1%
Dun & Bradstreet Corp., 10.25%, 02/15/27(c)		96	106,200

Real Estate — 4.5%
Central China Real Estate Ltd., 7.25%, 04/24/23		400	386,000
China Aoyuan Group Ltd., 7.95%, 02/19/23		200	204,500
China SCE Group Holdings Ltd., 7.25%, 04/19/23		200	194,250
CIFI Holdings Group Co. Ltd., 6.55%, 03/28/24		200	195,500
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25		200	204,000
Easy Tactic Ltd., 8.63%, 02/27/24		300	288,000
Iron Mountain, Inc., 4.88%, 09/15/29(c)		60	60,918
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	212,124
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	199,000

6

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate (continued)
Logan Property Holdings Co. Ltd., 6.50%, 07/16/23	USD	400	$396,625
No Va Land Investment Group Corp., 5.50%, 04/27/23(k)		400	393,250
Redco Properties Group Ltd., 13.50%, 01/21/20		200	201,000
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	198,750
Times China Holdings Ltd., 7.63%, 02/21/22		300	307,125
Yango Justice International Ltd., 10.25%, 03/18/22		200	185,020
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		200	203,500
8.63%, 01/23/22		200	205,500
6.00%, 01/25/22		200	195,125
Zhenro Properties Group Ltd.:
9.15%, 03/08/22		200	199,500
8.70%, 08/03/22(i)		200	197,000

			4,626,687

Real Estate Management & Development — 3.1%
Central China Real Estate Ltd., 6.75%, 11/08/21(i)		200	196,196
China Evergrande Group, 8.25%, 03/23/22		200	179,063
Consus Real Estate AG, 9.63%, 05/15/24	EUR	100	109,544
Easy Tactic Ltd., 8.13%, 07/11/24	USD	200	187,712
Fantasia Holdings Group Co. Ltd., 11.75%, 04/17/22		400	377,131
Future Land Development Holdings Ltd., 7.50%, 01/22/21		200	191,625
Jingrui Holdings Ltd., 10.88%, 10/04/21		200	183,000
Jinke Properties Group Co. Ltd., 8.38%, 06/20/21		200	195,000
Kaisa Group Holdings Ltd., 11.75%, 02/26/21		200	203,187
Longfor Group Holdings Ltd., 3.95%, 09/16/29		200	196,375
Redsun Properties Group Ltd., 9.95%, 04/11/22		200	181,350
Sino-Ocean Land Treasure IV Ltd., 4.75%, 08/05/29		200	193,580
Sunac China Holdings Ltd.:
7.25%, 06/14/22		200	194,750
7.95%, 10/11/23		200	195,188
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20		200	188,500

Security		Par (000)	Value

Real Estate Management & Development (continued)
Yuzhou Properties Co. Ltd., 6.00%, 10/25/23	USD	200	$182,750

			3,154,951

Road & Rail — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 07/15/27(c)		24	24,761
CAR, Inc., 8.88%, 05/10/22		200	192,000
Hertz Corp., 7.63%, 06/01/22(c)		141	146,816

			363,577

Software — 1.7%
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho, 10.00%, 11/30/24(c)		499	539,449
Informatica LLC, 7.13%, 07/15/23(c)		500	508,750
RP Crown Parent LLC, 7.38%, 10/15/24(c)		394	409,760
Solera LLC/Solera Finance, Inc., 10.50%, 03/01/24(c)		221	233,623

			1,691,582

Specialty Retail — 0.4%
IAA, Inc., 5.50%, 06/15/27(c)		34	35,870
PetSmart, Inc.(c):
7.13%, 03/15/23		28	26,320
5.88%, 06/01/25		92	91,770
Staples, Inc.(c):
7.50%, 04/15/26		186	191,636
10.75%, 04/15/27		35	35,962

			381,558

Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(c):
5.75%, 09/01/27		21	21,735
6.13%, 09/01/29		47	49,540

7

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Nuoxi Capital Ltd., 7.45%, 10/16/22	USD	200	$161,650

			232,925

Textiles, Apparel & Luxury Goods — 0.2%
Prime Bloom Holdings Ltd., 7.50%, 12/19/19		200	163,125

Tobacco — 0.5%
BAT Capital Corp., 4.54%, 08/15/47		500	479,296

Trading Companies & Distributors — 0.2%
BOC Aviation Ltd., 3.00%, 09/11/29		200	197,262

Utilities — 0.1%
Huachen Energy Co. Ltd., 6.63%, 05/18/20(a)		200	115,688

Wireless Telecommunication Services — 0.6%
Altice France SA, 5.50%, 01/15/28(c)		200	202,520
Sprint Capital Corp.:
6.88%, 11/15/28		41	44,698
8.75%, 03/15/32		85	104,843
Sprint Corp.:
7.88%, 09/15/23		182	199,920
7.13%, 06/15/24		62	66,824
Telesat Canada/Telesat LLC, 6.50%, 10/15/27(c)(i)		25	25,406
Xplornet Communications, Inc., (9.63% Cash or 10.63% PIK), 9.63%, 06/01/22(c)(f)		18	18,216

			662,427

Total Corporate Bonds — 64.6% (Cost — $64,579,526)			65,909,211

Floating Rate Loan Interests(b) — 14.9%

Aerospace & Defense — 0.4%
1199169 B.C. Unlimited Liability Co., 2019 Term Loan B2, (3 mo. LIBOR + 4.00%), 137 - 6.10%, 04/06/26		63	63,193
Dynasty Acquisition Co., Inc., 2019 Term Loan B1, (3 mo. LIBOR + 4.00%), 6.10%, 04/06/26		117	117,538
Nordam Group, Inc., Term Loan B, (6 mo. LIBOR + 5.50%), 7.88%, 04/09/26(d)		25	24,937

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 4.54%, 06/09/23	USD	168	$167,932

			373,600

Airlines — 0.1%
American Airlines, Inc., 2017 Incremental Term Loan, (1 mo. LIBOR + 2.00%), 4.03%, 12/14/23		50	49,946
WestJet Airlines Ltd., Term Loan B, 08/06/26(n)		67	67,461

			117,407

Auto Components — 0.3%
Adient US LLC, Term Loan B, (3 mo. LIBOR + 4.25%), 6.89%, 05/06/24		9	8,818
Panther BF Aggregator 2 LP, USD Term Loan B, (1 mo. LIBOR + 3.50%), 5.54%, 04/30/26		116	107,214
USI, Inc., 2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 5.10%, 05/16/24		78	103,600
Wand NewCo 3, Inc., 2019 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.54%, 02/05/26		40	40,188

			259,820

Banks — 0.1%
Capri Finance LLC, 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.26%, 11/01/24		70	68,798

Building Products — 0.1%
CPG International, Inc., 2017 Term Loan, (3 mo. LIBOR + 3.75%, 1.00% Floor), 5.93%, 05/05/24		55	54,333
Wilsonart LLC, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.36%, 12/19/23		74	72,987

			127,320

Capital Markets — 0.2%
Duff & Phelps Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.29%, 02/13/25		63	74,105
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.28%, 04/12/24(d)		34	33,357

8

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets (continued)
Travelport Finance (Luxembourg) Sarl, 2019 Term Loan, (3 mo. LIBOR + 5.00%), 7.10%, 05/29/26	USD	67	$60,723

			168,185

Chemicals — 0.7%
Alpha 3 BV, 2017 Term Loan B1, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 01/31/24		132	129,917
Ascend Performance Materials Operations LLC, 2019 Term Loan B, (3 mo. LIBOR + 5.25%), 7.35%, 08/27/26		42	42,026
Axalta Coating Systems US Holdings, Inc., Term Loan, (3 mo. LIBOR + 1.75%), 3.85%, 06/01/24		55	54,713
Charter NEX US Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.05%, 05/16/24		96	95,375
Charter NEX US, Inc., Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.55%, 05/16/24		13	12,949
Chemours Co., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 3.80%, 04/03/25		15	14,405
Encapsys LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.54%, 11/07/24(d)		8	7,999
Invictus US LLC, 1st Lien Term Loan, (2 mo. LIBOR + 3.00%), 5.15%, 03/28/25		49	46,432
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 4.60%, 03/01/26		54	65,682
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.30%, 05/15/24		31	30,691
Oxea Holding Drei GmbH, 2017 Term Loan B2, (1 mo. LIBOR + 3.50%), 5.63%, 10/14/24		60	59,537
Plaskolite LLC, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%, 1.00% Floor), 6.31%, 12/15/25		40	37,705
PQ Corp., 2018 Term Loan B, (3 mo. LIBOR + 2.50%), 4.76%, 02/08/25		59	59,434

Security	Par (000)		Value

Chemicals (continued)
Starfruit Finco BV, 2018 USD Term Loan B, (1 mo. LIBOR + 3.25%), 5.29%, 10/01/25	USD	28	$27,267

			684,132

Commercial Services & Supplies — 0.6%
Advanced Disposal Services, Inc., Term Loan B3, (1 Week LIBOR + 2.25%), 4.18%, 11/10/23		65	64,818
Asurion LLC, 2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 5.04%, 11/03/24		164	164,257
Creative Artists Agency LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.04%, 02/15/24		99	99,677
Diamond (BC) BV, Term Loan, (2 mo. LIBOR + 3.00%), 5.26%, 09/06/24		30	28,465
GFL Environmental, Inc., 2018 USD Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 05/30/25		54	66,823
Prime Security Services Borrower LLC, 2019 Term Loan B1, (1 Week LIBOR + 3.25%, 1.00% Floor), 5.21%, 09/23/26		45	44,501
US Ecology, Inc., Term Loan B, 08/14/26(n)		8	8,040
Verscend Holding Corp., 2018 Term Loan B, (1 mo. LIBOR + 4.50%), 6.54%, 08/27/25		109	109,446
West Corp., 2017 Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.04%, 10/10/24		69	61,939

			647,966

Commercial Services & Supplies — 0.0%
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 3.25%), 4.31%, 09/19/26		7	6,896

Communications Equipment — 0.0%
Avantor, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 11/21/24		40	40,678

Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 6.51%, 06/21/24		81	96,187
Ply Gem Midco, Inc., 2018 Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 04/12/25		16	15,600

9

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Construction & Engineering (continued)
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 05/23/25	USD	36	$35,078

			146,865

Construction Materials — 0.2%
Core & Main LP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.88%, 08/01/24		116	114,734
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 03/29/25		62	62,194
Tamko Building Products, Inc., Term Loan B, (3 mo. LIBOR + 3.25%), 5.37%, 06/01/26		15	15,265

			192,193

Containers & Packaging — 0.2%
BWAY Holding Co., 2017 Term Loan B, (3 mo. LIBOR + 3.25%), 5.59%, 04/03/24		75	72,870
Flex Acquisition Co., Inc., 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.32%, 12/29/23		64	61,362
Pregis TopCo Corp., 1st Lien Term Loan, (3 mo. LIBOR + 4.00%), 6.25%, 07/31/26		18	17,932

			152,164

Distributors — 0.2%
American Builders & Contractors Supply Co., Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 10/31/23		99	99,144
TriMark USA LLC, 2017 1st Lien Term Loan, (6 mo. LIBOR + 3.50%), 5.70%, 08/28/24		69	64,375

			163,519

Diversified Consumer Services — 0.4%
Ascend Learning LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 07/12/24		45	44,675
BidFair MergerRight, Inc., Term Loan B, 01/23/27(n)		44	46,442
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 07/12/25		36	34,877
Spin Holdco, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.57%, 11/14/22		112	110,242
TruGreen LP, 2019 Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.79%, 03/19/26		75	74,765

Security	Par (000)		Value

Diversified Consumer Services (continued)
Uber Technologies, Inc., 2018 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 5.55%, 07/13/23	USD	94	$93,657

			404,658

Diversified Financial Services — 0.7%
Advisor Group, Inc., 2019 Term Loan, (1 mo. LIBOR + 5.00%), 7.04%, 07/31/26		39	38,171
AlixPartners LLP, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 04/04/24		149	148,876
Allied Universal Holdco LLC:
2019 Delayed Draw Term Loan, (3 mo. LIBOR + 2.13%), 2.13%, 07/10/26		3	2,521
2019 Term Loan B, (3 mo. LIBOR + 4.25%), 6.51%, 07/10/26		112	111,890
CRCI Longhorn Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 5.56%, 08/08/25		19	18,415
EG Finco Ltd., 2018 Term Loan, (3 mo. LIBOR + 4.00%), 6.10%, 02/07/25		55	53,914
Inmarsat Finance PLC, Term Loan B, 09/23/26(n)		234	230,160
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.54%, 07/03/24		65	64,458
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.29%, 07/30/25		32	31,799
Starwood Property Trust, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.50%), 4.54%, 07/27/26		10	10,000

			710,204

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%), 4.79%, 01/31/25		39	38,620
Hargray Communications Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 3.00%), 5.04%, 05/16/24		25	24,893
MTN Infrastructure TopCo, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 11/15/24		54	53,118

10

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)			Value

Diversified Telecommunication Services (continued)
Sprint Communications, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 2.50%), 4.56%, 02/02/24	USD	31		$30,679

				147,310

Electrical Equipment — 0.1%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 04/01/24		78		76,837

Energy Equipment & Services — 0.0%
GrafTech Finance, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.54%, 02/12/25		38		36,892

Equity Real Estate Investment Trusts (REITs) — 0.2%
Claros Mortgage Trust, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 5.29%, 08/10/26(d)		34		34,000
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 03/21/25		85		84,691
VICI Properties 1 LLC, Replacement Term Loan B, (1 mo. LIBOR + 2.00%), 4.05%, 12/20/24		95		95,198

				213,889

Food & Staples Retailing — 0.3%
Albertsons LLC, 2019 Term Loan B8, (1 mo. LIBOR + 2.75%), 4.79%, 08/17/26		—	(o)	351
BCPE Empire Holdings, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.04%, 06/11/26		23		22,801
Hearthside Food Solutions LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.69%), 5.73%, 05/23/25		50		46,661
Hostess Brands LLC, 2017 Repriced Term Loan, (3 mo. LIBOR + 2.25%), 4.29%, 08/03/22		65		64,462
US Foods, Inc.:
2016 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 06/27/23		99		99,807
2019 Term Loan B, (1 mo. LIBOR + 2.00%), 4.05%, 09/13/26		41		41,128

				275,210

Food Products — 0.3%
Chobani LLC, 2017 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.54%, 10/10/23		93		91,666

Security	Par (000)		Value

Food Products (continued)
Reynolds Group Holdings, Inc., 2017 Term Loan, (1 mo. LIBOR + 2.75%), 4.79%, 02/05/23	USD	164	$164,031

			255,697

Gas Utilities — 0.0%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 7.60%, 07/31/25		6	5,947

Health Care Equipment & Supplies — 0.2%
Immucor, Inc., Extended Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.10%, 06/15/21		99	99,021
Mallinckrodt International Finance SA, Term Loan B, (3 mo. LIBOR + 2.75%), 4.86%, 09/24/24		30	22,298
Ortho-Clinical Diagnostics SA, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.56%, 06/30/25		118	114,321

			235,640

Health Care Providers & Services — 0.6%
CHG Healthcare Services, Inc., 2017 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 06/07/23		61	60,885
Concentra, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 2.50%), 4.54%, 06/01/22(d)		15	15,075
DentalCorp Perfect Smile ULC, 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.80%, 06/06/25		35	34,301
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 10/10/25		63	51,470
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 6.63%, 03/05/26(d)		14	13,965
Gentiva Health Services, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.81%, 07/02/25		26	26,064
HC Group Holdings II, Inc., Term Loan B, (1 mo. LIBOR + 4.50%), 6.54%, 08/06/26		24	23,910
MPH Acquisition Holdings LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 06/07/23		64	61,286
nThrive, Inc., 2016 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.54%, 10/20/22		74	66,733
NVA Holdings, Inc., Term Loan B3, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 02/02/25		55	54,793

11

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
Radiology Partners, Inc., 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.75%), 7.39%, 07/09/25	USD	19	$18,604
Sotera Health Holdings LLC:
2017 Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 05/15/22		81	79,657
2019 Incremental Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 5.57%, 05/15/22		12	11,930
Team Health Holdings, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 02/06/24		35	28,510
Vizient, Inc., 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 4.54%, 05/06/26		30	29,962

			577,145

Health Care Services — 0.1%
Emerald TopCo., Inc., Term Loan, (1 mo. LIBOR + 3.50%), 5.54%, 07/24/26		49	48,837
WP CityMD Bidco LLC, 2019 Term Loan B, (3 mo. LIBOR + 4.50%, 1.00% Floor), 6.60%, 08/07/26		39	38,549

			87,386

Health Care Technology — 0.2%
Athenahealth, Inc., 2019 Term Loan B, (3 mo. LIBOR + 4.50%), 6.68%, 02/11/26		108	107,821
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.54%, 03/01/24		91	90,836
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.81%, 10/10/25		45	44,730

			243,387

Hotels, Restaurants & Leisure — 0.9%
Aristocrat Technologies, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 1.75%), 4.03%, 10/19/24		45	45,353
Boyd Gaming Corp., Term Loan B3, (1 Week LIBOR + 2.25%), 4.17%, 09/15/23		74	73,821
Burger King Newco Unlimited Liability Co., Term Loan B3, (1 mo. LIBOR + 2.25%, 1.00% Floor), 4.29%, 02/16/24		81	81,463
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 4.79%, 12/22/24		114	113,638
Four Seasons Hotels Ltd., 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 4.04%, 11/30/23		33	32,986

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Golden Nugget LLC, 2017 Incremental Term Loan B, (1 mo. LIBOR + 2.75%), 4.79%, 10/04/23	USD	46	$57,828
IRB Holding Corp., 1st Lien Term Loan, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.55%, 02/05/25		107	106,422
Playa Resorts Holding BV, 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 04/29/24(d)		40	38,603
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 4.90%, 08/14/24		78	76,800
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 07/10/25		120	120,039
Station Casinos LLC, 2016 Term Loan B, (1 mo. LIBOR + 2.50%), 4.55%, 06/08/23		74	74,726
Whatabrands LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 5.52%, 08/02/26		76	76,295

			897,974

Household Products — 0.1%
Sunshine Luxembourg VII Sarl, USD 1st Lien Term Loan, 07/16/26(n)		51	51,213

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 2019 Term Loan B10, (1 mo. LIBOR + 2.50%), 4.54%, 08/12/26		35	34,696

Industrial Conglomerates — 0.2%
Cortes NP Acquisition Corp., 2017 Term Loan B, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.04%, 11/30/23		113	107,350
Sequa Mezzanine Holdings LLC, 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 1.00% Floor), 7.19%, 11/28/21		30	29,474
Sundyne US Purchaser, Inc., Term Loan, (1 mo. LIBOR + 4.00%), 6.04%, 05/15/26(d)		45	58,248

			195,072

Insurance — 0.6%
Alliant Holdings I, Inc., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.05%, 05/09/25		65	63,369
Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 5.29%, 05/09/25		59	58,164
AmWINS Group, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 01/25/24		70	70,465

12

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Insurance (continued)
AssuredPartners, Inc., 2017 1st Lien Add-On Term Loan, (1 mo. LIBOR + 3.50%), 5.54%, 10/22/24	USD	69	$73,834
Davis Vision, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 12/02/24		40	39,176
Hub International Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 5.27%, 04/25/25		101	99,312
Sedgwick Claims Management Services, Inc.:
2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.04%, 09/03/26		35	34,939
Term Loan B, (1 mo. LIBOR + 3.25%), 5.29%, 12/31/25		129	138,916

			578,175

Interactive Media & Services — 0.0%
TierPoint LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 5.79%, 05/06/24		33	37,886

IT Services — 0.2%
Epicor Software Corp., 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.30%, 06/01/22		72	72,316
Flexential Intermediate Corp., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.50%), 5.60%, 08/01/24		35	29,915
Greeneden US Holdings II LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 5.29%, 12/01/23		40	39,632
Trans Union LLC, 2018 Term Loan B4, (1 mo. LIBOR + 2.00%), 4.05%, 06/19/25		99	99,745

			241,608

Life Sciences Tools & Services — 0.0%
Albany Molecular Research, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 08/30/24		42	41,313

Machinery — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.04%, 03/28/25		110	105,698

Media — 1.1%
Altice Financing SA, 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.81%, 01/31/26		39	37,928
Altice France SA, 2018 Term Loan B13, (1 mo. LIBOR + 4.00%), 6.03%, 08/14/26		93	92,441

Security	Par (000)		Value

Media (continued)
Clear Channel Outdoor Holdings, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 5.54%, 08/21/26	USD	209	$209,447
CSC Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.50%), 4.53%, 01/25/26		65	64,836
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 5.30%, 08/24/26		92	92,460
iHeartCommunications, Inc., Exit Term Loan, (1 mo. LIBOR + 4.00%), 6.10%, 05/01/26		39	39,655
Intelsat Jackson Holdings SA, 2017 Term Loan B4, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.55%, 01/02/24		40	40,433
Learfield Communications LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.30%, 12/01/23		70	69,816
MH Sub I LLC, 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 09/13/24		31	30,641
Midcontinent Communications, 2019 Term Loan B, (1 mo. LIBOR + 2.25%), 4.28%, 08/15/26		15	14,962
Outfront Media Capital LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 03/18/24		5	5,247
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 05/29/26		30	30,075
PSAV Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 5.35%, 03/01/25		40	38,438
Radiate Holdco LLC, 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 02/01/24		55	55,056
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 09/28/23(d)		93	92,535
Univision Communications, Inc., Term Loan C5, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.79%, 03/15/24		35	33,986
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 4.80%, 05/18/25		84	110,718

13

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Ziggo Secured Finance Partnership, Term Loan E, (1 mo. LIBOR + 2.50%), 4.53%, 04/15/25	USD	61	$60,845

			1,119,519

Metals & Mining — 0.1%
Ball Metalpack LLC, 2018 1st Lien Term Loan B, (3 mo. LIBOR + 4.50%), 6.62%, 07/24/25		16	14,962
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%, 1.00% Floor), 5.04%, 03/08/24		99	99,287

			114,249

Oil & Gas Equipment & Services — 0.0%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.00%), 7.10%, 05/09/25		30	18,854

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Second Out Term Loan, (1 mo. LIBOR + 10.38%), 12.42%, 12/31/21		35	30,567
CONSOL Energy, Inc., 1st Lien Term Loan B, (1 mo. LIBOR + 4.50%, 1.00% Floor), 6.55%, 09/27/24		13	12,396
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 12/13/25		15	14,766

			57,729

Pharmaceuticals — 0.5%
Endo Luxembourg Finance Co. I Sarl, 2017 Term Loan B, (1 mo. LIBOR + 4.25%), 6.30%, 04/29/24		41	37,688
Grifols Worldwide Operations USA, Inc., 2017 Acquisition Term Loan, (1 Week LIBOR + 2.25%), 4.20%, 01/31/25		65	64,967
Jaguar Holding Co. II, 2018 Term Loan, (1 mo. LIBOR + 2.50%, 1.00% Floor), 4.54%, 08/18/22		190	190,374
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.04%, 06/02/25		210	210,372

			503,401

Professional Services — 0.2%
Cast and Crew Payroll LLC, 2019 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 6.05%, 02/09/26		50	50,076
Dun & Bradstreet Corp., Term Loan, (1 mo. LIBOR + 5.00%), 7.05%, 02/06/26		95	95,560

Security	Par (000)		Value

Professional Services (continued)
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 7.62%, 08/04/25(d)	USD	30	$28,767

			174,403

Real Estate Management & Development — 0.3%
CityCenter Holdings LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.29%, 04/18/24		85	84,699
DTZ US Borrower LLC, 2018 Add On Term Loan B, (1 mo. LIBOR + 3.25%), 5.29%, 08/21/25		79	79,438
ESH Hospitality, Inc., 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 09/18/26		22	18,621
Forest City Enterprises LP, Term Loan B, (1 mo. LIBOR + 4.00%), 6.04%, 12/07/25		94	94,877
Realogy Corp., 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 4.30%, 02/08/25		30	28,447
SMG Holdings, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 01/23/25		35	34,540

			340,622

Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corporation, 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 4.04%, 09/06/26		11	11,056

Software — 2.6%
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.10%, 09/19/24		99	99,053
Bluefin Holding LLC, Term Loan, 09/04/26(d)(n)		294	289,730
BMC Software Finance, Inc., 2017 Term Loan, (1 mo. LIBOR + 4.25%), 6.29%, 10/02/25		79	76,392
Cerence, Inc., Term Loan B, 09/04/26(d)(n)		18	16,920
Cypress Intermediate Holdings III, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 2.75%, 1.00% Floor), 4.80%, 04/26/24		62	61,446
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 5.34%, 05/28/24		35	30,092
Financial & Risk US Holdings, Inc., 2018 USD Term Loan, (1 mo. LIBOR + 3.75%), 5.79%, 10/01/25		193	194,066

14

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Infor (US), Inc., Term Loan B6, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 02/01/22	USD	190	$190,043
Informatica Corp., 2018 Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 08/05/22		99	99,612
Kronos, Inc., 2017 Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.25%, 11/01/23		199	199,316
McAfee LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.75%), 5.79%, 09/30/24		91	98,497
Mitchell International, Inc., 2017 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 11/29/24		99	94,973
RP Crown Parent LLC, 2016 Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.80%, 10/12/23		54	53,658
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.25%), 5.46%, 08/01/25		25	24,470
SolarWinds Holdings, Inc., 2018 Term Loan B, (1 mo. LIBOR + 2.75%), 4.79%, 02/05/24		94	94,374
Solera LLC, Term Loan B, (1 mo. LIBOR + 2.75%), 4.79%, 03/03/23		138	137,235
Sophia LP, 2017 Term Loan B, (3 mo. LIBOR + 3.25%, 1.00% Floor), 5.35%, 09/30/22		137	137,403
SS&C Technologies, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.25%), 4.29%, 04/16/25		124	124,487
Tempo Acquisition LLC, Term Loan, (1 mo. LIBOR + 3.00%), 5.04%, 05/01/24		104	104,632
Tibco Software, Inc., 2019 Term Loan B, (1 mo. LIBOR + 4.00%), 6.07%, 06/30/26		92	91,872
Ultimate Software Group, Inc., Term Loan B, (1 mo. LIBOR + 3.75%), 5.79%, 05/04/26		49	49,245
Vertafore, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.29%, 07/02/25		74	67,983
Winshuttle LLC FILO, Term Loan, 08/09/24(d)(n)		304	298,893

			2,634,392

Specialty Retail — 0.1%
IAA, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 4.31%, 06/28/26		14	14,222

Security		Par (000)	Value

Specialty Retail (continued)
MED ParentCo LP:
1st Lien Delayed Draw Term Loan, (3 mo. LIBOR + 0.50%), 0.50%, 07/31/26	USD	2	$2,176
1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 6.29%, 07/31/26		31	30,511
Midas Intermediate Holdco II LLC, Incremental Term Loan B, (3 mo. LIBOR + 2.75%, 1.00% Floor), 4.85%, 08/18/21		50	47,904
PetSmart, Inc., Term Loan B2, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.04%, 03/11/22		52	50,668

			145,481

Technology Hardware, Storage & Peripherals — 0.1%
Western Digital Corp., 2018 Term Loan B4, (3 mo. LIBOR + 1.75%), 3.86%, 04/29/23		95	94,637

Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 4.00%, 1.00% Floor), 6.04%, 05/23/25		98	97,749

Tobacco — 1.1%
JUUL LABS, Inc., Term Loan, 07/30/23(d)(n)		1,195	1,165,804

Trading Companies & Distributors — 0.0%
Beacon Roofing Supply, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 4.29%, 01/02/25		40	39,546

Utilities — 0.0%
ExGen Renewables IV LLC, Term Loan B, (3 mo. LIBOR + 3.00%, 1.00% Floor), 5.13%, 11/28/24		40	38,680

Total Floating Rate Loan Interests — 14.9% (Cost — $15,203,067)			15,159,502

Foreign Agency Obligations — 0.4%
Republic of Maldives Ministry of Finance and Treasury Bond, 7.00%, 06/07/22		200	189,000
Sri Lanka Government International Bond, 6.83%, 07/18/26		200	197,562

Total Foreign Agency Obligations — 0.4% (Cost — $390,650)			386,562

15

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund (Percentages shown are based on Net Assets)

Security		Shares	Value

Investment Companies — 3.9%
Invesco Senior Loan ETF		42,000	$948,780
iShares JP Morgan USD Emerging Markets Bond ETF(q)		18,476	2,094,255
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		29,507	973,731

Total Investment Companies — 3.9% (Cost — $3,952,261)			4,016,766

		Par (000)

Preferred Securities — 4.6%

Capital Trusts — 4.6%

Banks — 2.5%
The Bank of East Asia Ltd., 5.88%(g)(h)	USD	250	255,375
Burgan Bank SAK, 5.75%(g)(h)		200	199,150
CaixaBank SA, 6.75%(g)(h)	EUR	200	238,400
Credit Agricole SA, 7.88%(c)(g)(h)	USD	200	223,000
Credit Suisse Group AG, 7.50%(c)(g)(h)		500	552,500
HSBC Holdings PLC, 6.88%(g)(h)		500	524,500
Wells Fargo & Co., Series U, 5.88%(g)(h)		500	551,100

			2,544,025

Diversified Financial Services — 1.9%
Bank of America Corp., Series Z, 6.50%(g)(h)		500	556,250
HBOS Capital Funding LP, 6.85%(h)		200	203,000

Security		Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co., Series FF, 5.00%(g)(h)	USD	410	$419,172
UBS Group Funding Switzerland AG, 7.00%(c)(g)(h)		500	531,000
UniCredit SpA, 7.50%(g)(h)	EUR	200	242,487

			1,951,909

Insurance — 0.2%
FWD Ltd., 5.50%(g)(h)	USD	200	189,694

Total Capital Trusts — 4.6% (Cost — $4,546,901)			4,685,628

Total Preferred Securities— 4.6% (Cost — $4,546,901)			4,685,628

Total Long-Term Investments — 96.4% (Cost — $97,009,295)			98,331,446

		Shares

Short-Term Securities — 5.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.82%(p)(q)		5,256,408	5,256,408

Total Short-Term Securities — 5.1% (Cost — $5,256,408)			5,256,408

Total Investments — 101.5% (Cost — $102,265,703)			103,587,854

Liabilities in Excess of Other Assets — (1.5)%			(1,532,333)

Net Assets — 100.0%			$102,055,521

(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Perpetual security with no stated maturity date.
(i)	When-issued security.
(j)	Zero-coupon bond.
(k)	Convertible security.
(l)	Issuer filed for bankruptcy and/or is in default.
(m)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,105,335, representing 1.1% of its net assets as of period end, and an original cost of $1,058,787.

(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

16

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund

(o)	Amount is less than $500.
(p)	Annualized 7-day yield as of period end.
(q)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended and/or related parties of the Fund, were as follows:

Affiliated Persons and/or Related Parties	Shares Purchased	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	5,256,408	5,256,408	$5,256,408	$213,324	$—	$—
iShares JP Morgan USD Emerging Markets Bond ETF	18,476	18,476	2,094,255	48,611	—	96,049

			$7,350,663	$261,935	$—	$96,049

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

CR	Custodian Receipt

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

MTN	Medium-Term Note

OTC	Over-the-Counter

PCL	Public Company Limited

PIK	Payment-In-Kind

CMT	Constant Maturity Treasury

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	7	12/19/19	$912	$(9,240)

Short Contracts
U.S. Ultra Treasury Bond	2	12/19/19	384	8,314
5-Year U.S. Treasury Note	2	12/31/19	238	1,359

				9,673

				$433

17

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,399	EUR	14,000	JPMorgan Chase Bank N.A.	10/11/19	$129
USD	4,729,332	EUR	4,290,000	State Street Bank and Trust Co.	10/11/19	50,255
USD	271,473	GBP	220,000	JPMorgan Chase Bank N.A.	10/11/19	871

						51,255

EUR	1,230,000	USD	1,347,840	HSBC Bank PLC.	10/11/19	(6,286)

						$44,969

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks	$—	$6,486	$—	$6,486
Asset-Backed Securities	—	8,008,703	158,588	8,167,291
Corporate Bonds	1,915,709	62,888,167	1,105,335	65,909,211
Floating Rate Loan Interests	—	13,040,669	2,118,833	15,159,502
Foreign Agency Obligations	—	386,562	—	386,562
Investment Companies	4,016,766	—	—	4,016,766
Preferred Securities	—	4,685,628	—	4,685,628
Short-Term Securities	5,256,408	—	—	5,256,408
Liabilities:
Unfunded Floating Rate Loan Interests(a)	—	(76)	—	(76)

	$11,188,883	$89,016,139	$3,382,756	$103,587,778

18

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (b)
Assets:
Forward foreign currency contracts	$—	$51,255	$—	$51,255
Interest rate contracts	9,673	—	—	9,673
Liabilities:
Forward foreign currency contracts	—	(6,286)	—	(6,286)
Interest rate contracts	(9,240)	—	—	(9,240)

	$433	$44,969	$—	$45,402

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 Investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Grand Total
Assets:
Opening balance, as of February 28, 2019(a)	$—	$—	$—	$—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	2,457	316	2,773
Net realized gain (loss)	—	—	(372)	(372)
Net change in unrealized appreciation (depreciation)	(4,517)	46,548	(14,521)	27,510
Purchases	163,105	1,056,330	2,186,728	3,406,163
Sales	—	—	(53,318)	(53,318)

Closing balance, as of September 30, 2019	$158,588	1,105,335	2,118,833	3,382,756

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2019	$(4,517)	$46,548	$(14,521)	$27,510

(a)	Commencement of operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

19

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Credit Strategies Fund

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $ 1,628,329. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approach	Unobservable Inputs	Range of unobservable Inputs Utilized (a)
Assets:
Floating Rate Loan Interests	$1,754,427	Income	Discount Rate	9%-11%
		Market	Recent Transactions	—

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

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